Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Land	$179	$179

Buildings and improvements	1,316	1,316
Accumulated depreciation	(596)	(560)

	720	756

Leasehold improvements	2,515	1,981
Accumulated amortization	(880)	(675)

	1,635	1,306

Furnishings and equipment	2,375	2,215
Accumulated depreciation	(1,855)	(1,708)

	520	507

	$3,054	$2,748